UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY              August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $1,710,680
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.

                                                FORM 13F INFORMATION TABLE
                                                      June 30, 2011


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE  SHARED  NONE
ABRAXAS PETE CORP              COM               003830106    1,823      475,897 SH        Shared-Defined    1     475,897
ACCO BRANDS CORP               COM               00081T108   14,443    1,839,867 SH        Shared-Defined    1   1,839,867
AIR PRODS & CHEMS INC          COM               009158106    7,608       79,600 SH        Shared-Defined    1      79,600
ALPHA NATURAL RESOURCES INC    COM               02076X102    2,764       60,836 SH        Shared-Defined    1      60,836
AMERICAN AXLE & MFG HLDGS IN   COM               024061103    1,013       89,029 SH        Shared-Defined    1      89,029
ANALOGIC CORP                  COM PAR $0.05     032657207   33,316      633,498 SH        Shared-Defined    1     633,498
ANIXTER INTL INC               COM               035290105    3,267       50,000 SH        Shared-Defined    1      50,000
ARKANSAS BEST CORP DEL         COM               040790107   39,317    1,656,861 SH        Shared-Defined    1   1,656,861
ARKANSAS BEST CORP DEL         COM               040790107    1,787       75,300     CALL  Shared-Defined    1      75,300
BARCLAYS BK PLC                IPATH S&P MT ETN  06740C519    4,565       90,624 SH        Shared-Defined    1      90,624
BE AEROSPACE INC               COM               073302101    1,020       25,000 SH        Shared-Defined    1      25,000
BOX SHIPS INCORPORATED         SHS               Y09675102    6,355      643,179 SH        Shared-Defined    1     643,179
BRIGUS GOLD CORP               COM               109490102      300      180,800 SH        Shared-Defined    1     180,800
CALLON PETE CO DEL             COM               13123X102    1,899      270,466 SH        Shared-Defined    1     270,466
CBIZ INC                       COM               124805102    1,430      194,250 SH        Shared-Defined    1     194,250
CELADON GROUP INC              COM               150838100    5,451      390,461 SH        Shared-Defined    1     390,461
CENVEO INC                     COM               15670S105    5,060      790,610 SH        Shared-Defined    1     790,610
CISCO SYS INC                  COM               17275R102      962       61,600     CALL  Shared-Defined    1      61,600
COLFAX CORP                    COM               194014106    7,366      297,020 SH        Shared-Defined    1     297,020
CON-WAY INC                    COM               205944101   11,872      305,908 SH        Shared-Defined    1     305,908
CORE LABORATORIES N V          COM               N22717107    2,231       20,000     PUT   Shared-Defined    1      20,000
COSAN LTD                      SHS A             G25343107    1,238      100,752 SH        Shared-Defined    1     100,752
COSTAMARE INC                  SHS               Y1771G102   22,678    1,338,747 SH        Shared-Defined    1   1,338,747
COVENANT TRANSN GROUP INC      CL A              22284P105    8,388    1,082,343 SH        Shared-Defined    1   1,082,343
CRANE CO                       COM               224399105    4,137       83,730 SH        Shared-Defined    1      83,730
CRUDE CARRIERS CORPORATION     COM               Y1820X106    3,825      284,367 SH        Shared-Defined    1     284,367
CTPARTNERS EXECUTIVE SEARCH    COM               22945C105    6,100      510,463 SH        Shared-Defined    1     510,463
CYTEC INDS INC                 COM               232820100    2,632       46,019 SH        Shared-Defined    1      46,019
DONNELLEY R R & SONS CO        COM               257867101    7,170      365,613 SH        Shared-Defined    1     365,613
DYCOM INDS INC                 COM               267475101    1,347       82,422 SH        Shared-Defined    1      82,422
EATON CORP                     COM               278058102   20,095      390,575 SH        Shared-Defined    1     390,575
EATON CORP                     COM               278058102    1,801       35,000     CALL  Shared-Defined    1      35,000
ENDEAVOUR INTL CORP            COM NEW           29259G200    2,110      140,000 SH        Shared-Defined    1     140,000
ENGLOBAL CORP                  COM               293306106    5,890    1,943,969 SH        Shared-Defined    1   1,943,969
ENPRO INDS INC                 COM               29355X107   78,367    1,630,258 SH        Shared-Defined    1   1,630,258
EXPEDITORS INTL WASH INC       COM               302130109    7,682      150,062 SH        Shared-Defined    1     150,062
FEDEX CORP                     COM               31428X106   90,342      952,473 SH        Shared-Defined    1     952,473
FORD MTR CO DEL                COM PAR $0.01     345370860    8,127      589,338 SH        Shared-Defined    1     589,338
FREEPORT-MCMORAN COPPER & GO   COM               35671D857    4,232       80,000     PUT   Shared-Defined    1      80,000
FREESEAS INC                   SHS               Y26496144      460      248,654 SH        Shared-Defined    1     248,654
FRONTLINE LTD                  SHS               G3682E127    7,057      478,736 SH        Shared-Defined    1     478,736
FRONTLINE LTD                  SHS               G3682E127    9,920      673,000     CALL  Shared-Defined    1     673,000
FUELCELL ENERGY INC            COM               35952H106    1,259      961,216 SH        Shared-Defined    1     961,216
FX ENERGY INC                  COM               302695101    2,745      312,600 SH        Shared-Defined    1     312,600
GENERAL CABLE CORP DEL NEW     COM               369300108   15,040      353,221 SH        Shared-Defined    1     353,221
GREENBRIER COS INC             COM               393657101    1,086       54,945 SH        Shared-Defined    1      54,945
GSE SYS INC                    COM               36227K106      695      321,534 SH        Shared-Defined    1     321,534
HALLIBURTON CO                 COM               406216101    8,025      157,349 SH        Shared-Defined    1     157,349
HEADWATERS INC                 COM               42210P102    6,914    2,209,052 SH        Shared-Defined    1   2,209,052
HEARTLAND EXPRESS INC          COM               422347104   34,269    2,069,382 SH        Shared-Defined    1   2,069,382
HECLA MNG CO                   COM               422704106    3,175      412,918 SH        Shared-Defined    1     412,918
HILLENBRAND INC                COM               431571108   17,941      758,622 SH        Shared-Defined    1     758,622
ILLINOIS TOOL WKS INC          COM               452308109   25,985      460,000 SH        Shared-Defined    1     460,000
ISHARES TR                     RUSSELL 2000      464287655   68,310      825,000     PUT   Shared-Defined    1     825,000
JOHNSON CTLS INC               COM               478366107    3,125       75,000 SH        Shared-Defined    1      75,000
KEMET CORP                     COM NEW           488360207    3,787      265,000 SH        Shared-Defined    1     265,000
KINROSS GOLD CORP              COM NO PAR        496902404    1,501       95,026 SH        Shared-Defined    1      95,026
KNIGHT TRANSN INC              COM               499064103    2,193      129,059 SH        Shared-Defined    1     129,059
KODIAK OIL & GAS CORP          COM               50015Q100    2,251      390,133 SH        Shared-Defined    1     390,133
KRATON PERFORMANCE POLYMERS    COM               50077C106    1,959       50,000 SH        Shared-Defined    1      50,000
MCDERMOTT INTL INC             COM               580037109    6,937      350,166 SH        Shared-Defined    1     350,166
MERCURY COMPUTER SYS           COM               589378108   17,960      961,451 SH        Shared-Defined    1     961,451
MISTRAS GROUP INC              COM               60649T107   14,111      871,075 SH        Shared-Defined    1     871,075
MODINE MFG CO                  COM               607828100   10,520      684,427 SH        Shared-Defined    1     684,427
NETSOL TECHNOLOGIES INC        COM NEW           64115A204    9,494    5,456,585 SH        Shared-Defined    1   5,456,585
NEWELL RUBBERMAID INC          COM               651229106   17,912    1,135,127 SH        Shared-Defined    1   1,135,127
NORTH AMERN ENERGY PARTNERS    COM               656844107      932      121,734 SH        Shared-Defined    1     121,734
NORTH AMERN PALLADIUM LTD      COM               656912102    1,977      482,200 SH        Shared-Defined    1     482,200
OLD DOMINION FGHT LINES INC    COM               679580100    1,963       52,618 SH        Shared-Defined    1      52,618
OMNOVA SOLUTIONS INC           COM               682129101    9,351    1,343,478 SH        Shared-Defined    1   1,343,478
OSI SYSTEMS INC                COM               671044105    4,293       99,846 SH        Shared-Defined    1      99,846
OVERSEAS SHIPHOLDING GROUP I   COM               690368105      216        8,000     CALL  Shared-Defined    1       8,000
OWENS ILL INC                  COM NEW           690768403   10,765      417,083 SH        Shared-Defined    1     417,083
PACCAR INC                     COM               693718108   40,017      783,272 SH        Shared-Defined    1     783,272
PALL CORP                      COM               696429307    4,587       81,581 SH        Shared-Defined    1      81,581
PARKER HANNIFIN CORP           COM               701094104   17,948      200,000 SH        Shared-Defined    1     200,000
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   11,410      200,000     CALL  Shared-Defined    1     200,000
ROADRUNNER TRNSN SVCS HLDG I   COM               76973Q105   45,033    2,986,285 SH        Shared-Defined    1   2,986,285
SCORPIO TANKERS INC            SHS               Y7542C106    5,060      506,528 SH        Shared-Defined    1     506,528
SMITH A O                      COM               831865209    6,574      155,415 SH        Shared-Defined    1     155,415
SOLUTIA INC                    COM NEW           834376501   21,646      947,321 SH        Shared-Defined    1     947,321
SPDR S&P 500 ETF TR            TR UNIT           78462F103  588,586    4,460,000     PUT   Shared-Defined    1   4,460,000
SPDR S&P 500 ETF TR            TR UNIT           78462F103   37,611      285,000     CALL  Shared-Defined    1     285,000
SPIRIT AIRLS INC               COM               848577102    2,110      175,960 SH        Shared-Defined    1     175,960
SPX CORP                       COM               784635104    7,866       95,166 SH        Shared-Defined    1      95,166
STONERIDGE INC                 COM               86183P102   15,273    1,036,140 SH        Shared-Defined    1   1,036,140
SWIFT TRANSN CO                CL A              87074U101   59,750    4,409,615 SH        Shared-Defined    1   4,409,615
SWIFT TRANSN CO                CL A              87074U101      270       19,900     CALL  Shared-Defined    1      19,900
TE CONNECTIVITY LTD            REG SHS           H84989104   19,310      525,300 SH        Shared-Defined    1     525,300
TEEKAY TANKERS LTD             CL A              Y8565N102    1,217      129,457 SH        Shared-Defined    1     129,457
TESCO CORP                     COM               88157K101    2,599      133,912 SH        Shared-Defined    1     133,912
TMS INTL CORP                  CL A              87261Q103   14,464    1,108,339 SH        Shared-Defined    1   1,108,339
TOLL BROTHERS INC              COM               889478103      874       42,150 SH        Shared-Defined    1      42,150
TOWER INTL INC                 COM               891826109    3,762      212,640 SH        Shared-Defined    1     212,640
TRIANGLE PETE CORP             COM NEW           89600B201      861      133,247 SH        Shared-Defined    1     133,247
TRINITY INDS INC               COM               896522109    2,177       62,400 SH        Shared-Defined    1      62,400
ULTRALIFE CORP                 COM               903899102    1,644      349,887 SH        Shared-Defined    1     349,887
ULTRAPETROL BAHAMAS LTD        COM               P94398107    6,621    1,340,260 SH        Shared-Defined    1   1,340,260
UNITED PARCEL SERVICE INC      CL B              911312106   12,150      166,603 SH        Shared-Defined    1     166,603
USA TRUCK INC                  COM               902925106    9,294      822,467 SH        Shared-Defined    1     822,467
VITRAN CORP INC                COM               92850E107   16,478    1,297,443 SH        Shared-Defined    1   1,297,443
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103      189       10,080 SH        Shared-Defined    1      10,080
YAMANA GOLD INC                COM               98462Y100    1,163      100,000 SH        Shared-Defined    1     100,000



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